OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Platform Operator, Crypto Asset [Line Items]
Total	R$ 1,130,897	R$ 1,077,672
Current	124,039	268,935
Non-current	1,006,858	808,737
Lease liabilities
Platform Operator, Crypto Asset [Line Items]
Total	802,882	516,670
Accounts payable
Platform Operator, Crypto Asset [Line Items]
Total	252,534	424,178
Investment in subsidiary
Platform Operator, Crypto Asset [Line Items]
Total	0	38,279
Others
Platform Operator, Crypto Asset [Line Items]
Total	R$ 75,481	R$ 98,545